Share-based awards - RSUs (Details) $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 CNY (¥) shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2026 CNY (¥) $ / shares shares	Mar. 31, 2025 CNY (¥) shares	Mar. 31, 2024 CNY (¥)	Mar. 31, 2026 $ / shares	Mar. 31, 2026 $ / shares
Weighted-average grant-date fair value
Share-based compensation expense	¥ 11,180	$ 1,621		¥ 13,970	¥ 18,546
RSUs
Weighted-average grant-date fair value
Unamortized compensation costs | ¥	¥ 6,694		¥ 6,694
Weighted average period over which unamortized compensation costs expected be recognized	1 year 10 months 24 days		1 year 10 months 24 days
Share-based compensation expense | ¥	¥ 8,568			¥ 10,772	¥ 17,734
RSUs | Maximum
Weighted-average grant-date fair value
Expiry period	10 years	10 years
RSUs | 2014 Plan
Summary of changes in the RSUs
Awarded and unvested at beginning of year | shares	44,859,478	44,859,478
Vested | shares	(18,702,211)	(18,702,211)
Cancelled/forfeited | shares	(2,434,911)	(2,434,911)
Awarded and unvested at end of year | shares	23,722,356	23,722,356		44,859,478
Expected to vest | shares	21,143,315		21,143,315
Weighted-average grant-date fair value
Awarded and unvested at beginning of year | $ / shares		$ 100.65
Vested | $ / shares		115.81
Cancelled/forfeited | $ / shares		90.22
Awarded and unvested at end of year | $ / shares		$ 89.76
Expected to vest | $ / shares						$ 90.2
RSUs | 2024 Plan
Summary of changes in the RSUs
Awarded and unvested at beginning of year | shares	9,435,535	9,435,535
Granted | shares	78,651,801	78,651,801
Vested | shares	(13,153,093)	(13,153,093)
Cancelled/forfeited | shares	(3,367,614)	(3,367,614)
Awarded and unvested at end of year | shares	71,566,629	71,566,629		9,435,535
Expected to vest | shares	63,604,272		63,604,272
Weighted-average grant-date fair value
Awarded and unvested at beginning of year | $ / shares			¥ 123.53
Granted | $ / shares			122.32
Vested | $ / shares			121.32
Cancelled/forfeited | $ / shares			118.01
Awarded and unvested at end of year | $ / shares			¥ 122.86
Expected to vest | $ / shares							$ 123.08